Post-employment benefits for associates - Weighted average plan asset allocation (Details) - Pension plans [member]	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Equity securities	32.00%	28.00%
Debt securities	42.00%	43.00%
Real estate	7.00%	9.00%
Alternative investments	15.00%	17.00%
Cash and other investments	4.00%	3.00%
Total	100.00%	100.00%
Minimum [member]
Disclosure of fair value of plan assets [line items]
Equity securities, target	15.00%
Debt securities, target	20.00%
Real estate, target	5.00%
Alternative investments, target	0.00%
Cash and other investments, target	0.00%
Maximum [member]
Disclosure of fair value of plan assets [line items]
Equity securities, target	40.00%
Debt securities, target	60.00%
Real estate, target	20.00%
Alternative investments, target	20.00%
Cash and other investments, target	15.00%